Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per share applicable to common stockholders
The following table sets forth the computation of basic and diluted loss per share applicable to common stockholders (in thousands, except per share data):

	Year Ended December 31,
	2017	2016	2015
Net loss applicable to common stockholders	$(50,975)	$(82,260)	$(73,219)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	35,675	32,148	27,085
Net loss per share applicable to common stockholders—basic and diluted	$(1.43)	$(2.56)	$(2.70)

Schedule of amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect
The amounts in the table below were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect (in thousands):

	As of June 30,
	2018	2017
Outstanding stock options and restricted stock units	5,396	7,469

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

	Year Ended December 31,
	2017	2016	2015
Outstanding stock options and restricted stock units	5,746	4,661	4,751